Related party balances and transactions - Amounts due to related parties (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Related party balances and transactions
Amounts due to related parties	¥ 275,100	$ 37,689
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Mr. Yuan Li
Related party balances and transactions
Amounts due to related parties	¥ 275,000	$ 37,675
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Ms. Li Tan
Related party balances and transactions
Amounts due to related parties	¥ 100	$ 14
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]